Consolidated Balance Sheets - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Current assets:
Cash	$ 1,879,064	$ 1,083,072
Trade accounts receivable, net of allowance for doubtful accounts of $74,266 in 2016 and $63,011 in 2015	8,916,245	9,189,498
Other receivables	70,828	134,428
Income taxes refundable		360,324
Inventories	15,023,966	17,816,080
Prepaid expenses	431,780	564,024
Total current assets	26,321,883	29,147,426
Property and equipment, net	13,399,158	13,903,919
Intangible assets, net	575,010	523,665
Other assets, net	369,737	1,453,808
Total assets	40,665,788	45,028,818
Current liabilities:
Current installments of long-term debt	294,214	280,999
Accounts payable and accrued expenses	2,636,420	4,116,927
Accrued compensation and payroll taxes	1,179,872	1,222,728
Income taxes payable	15,603	22,498
Total current liabilities	4,126,109	5,643,152
Note payable to bank	5,000,000	6,000,000
Long-term debt, excluding current installments	6,651,780	6,946,008
Other noncurrent liabilities	122,910	551,108
Total liabilities	15,900,799	19,140,268
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,081,159 shares in 2016 and 7,059,548 shares in 2015	11,080,595	10,363,012
Retained earnings	13,684,394	16,267,595
Total shareholders’ equity attributable to Optical Cable Corporation	24,764,989	26,630,607
Noncontrolling interest		(742,057)
Total shareholders’ equity	24,764,989	25,888,550
Total liabilities and shareholders’ equity	$ 40,665,788	$ 45,028,818